Summary of Significant Accounting Policies (Details 2) - $ / shares		1 Months Ended		12 Months Ended
	Dec. 09, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2024
Accounting Policies [Abstract]
Stock Price	$ 2.25	$ 1.68	$ 2.67	$ 1.82
Equity dividend yield	0.00%	0.00%	0.00%	0.00%
Expected term (years)	2 years 5 months 23 days	2 years 8 months 4 days	3 years	2 years 5 months 1 day
Volatility	100.80%	106.20%	106.20%	100.80%
Discount rate	11.30%	11.60%	13.90%	11.80%
Risk free rate	4.07%	3.58%	4.57%	4.22%